Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			23.76%	6.78%	10.52%
Performance Inception Date		Feb. 27, 2009
Class A | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			24.31%	7.21%	10.97%
Performance Inception Date		May 01, 2002
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			23.74%	6.68%	10.42%
Performance Inception Date		May 01, 2002
Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.43%	1.03%	6.39%
Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.97%	4.08%	7.50%
Class R | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent			24.14%	6.96%	10.70%
Performance Inception Date		May 01, 2002
Class R3 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.